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First Eagle Small Cap Opportunity Fund
First Eagle Small Cap Opportunity Fund
Investment Objective
First Eagle Small Cap Opportunity Fund (“Small Cap Fund” or the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Small Cap Fund

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Small Cap Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 192 and 199, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Eagle Small Cap Opportunity Fund	Class A		Class I	Class R6
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00%	[1]	none	none
[1]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Eagle Small Cap Opportunity Fund		Class A	Class I	Class R6
Management Fees	[1]	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.22%	0.24%	0.17%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Operating Expenses (%)		1.33%	1.10%	1.03%
Fee Waiver and/or Expense Reimbursement	[1]	(0.07%)	(0.09%)	(0.02%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)		1.26%	1.01%	1.01%
[1]	First Eagle Investment Management, LLC (the “Adviser) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual
[2]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE. AFFE is based on an estimate for the current fiscal year; actual expenses may vary.

Example

The following example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Expense Example - First Eagle Small Cap Opportunity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	622	894	1,186	2,016
Class I	103	341	597	1,332
Class R6	103	326	567	1,258

Expense Example No Redemption - First Eagle Small Cap Opportunity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	622	894	1,186	2,016
Class I	103	341	597	1,332
Class R6	103	326	567	1,258

Portfolio Turnover Rate

The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 41.12% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, in equity securities of small-and micro-cap companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities (e.g., common stocks, warrants and rights), including hybrid securities (e.g., preferred stocks and convertible securities), of small-cap companies. The Adviser defines small-cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell 2000® Index. The Russell 2000® Index is reconstituted annually. Within small-cap, the Adviser further defines micro-cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell Microcap® Index. The Russell Microcap® Index is reconstituted annually.

Small-cap companies and micro-cap companies may have similar commercial characteristics (e.g., developing or marketing new products or services for which markets are not yet established). They differ, however, in the market value of their outstanding shares (i.e., market capitalization) with micro-cap companies having smaller market capitalizations than small-cap companies.

Potential investments that the Adviser considers to be opportunistic may include situations involving company turnarounds (e.g., a company that may be experiencing periods of poor financial or stock performance but may be exhibiting potential for financial recovery), emerging growth companies with interrupted earnings patterns (e.g., companies without a long or consistent history of earnings but that the Adviser believes have the potential for earnings growth), companies with unrecognized asset values, or undervalued growth companies (e.g., companies that have low multiples of price-to-book or price-to-sales ratios, or companies with securities that are trading at a price below what the Adviser believes the security is worth). In certain market environments, the Fund may invest up to 10% of its net assets (plus any borrowings for investment purposes and measured at the time of investment) in securities of foreign issuers.

The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what the Adviser deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

For more information about the Small Cap Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

Principal Investment Risks
Investment Results

The following information provides an indication of the risks of investing in the Small Cap Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The Fund also compares its performance to the S&P 500 Index, which represents the overall applicable equity market. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/small-cap-opportunity-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Calendar Year Total Returns—Class I

Best Quarter*		Worst Quarter*
Fourth Quarter 2022	11.95%	Second Quarter 2022	-18.21%

*	For the period presented in the bar chart above.

The following table discloses after-tax returns only for Class I shares. After-tax returns for Class A and Class R6 shares will vary.
Average Annual Total Returns as of December 31, 2023
Average Annual Returns - First Eagle Small Cap Opportunity Fund	1 Year	Since Inception	Inception Date
Class A	10.68%	(2.94%)	Jul. 01, 2021
Class I	16.76%	0.45%	Apr. 27, 2021
Class R6	16.88%	(0.70%)	Jul. 01, 2021
After Taxes on Distributions | Class I	16.58%	0.12%
After Taxes on Distributions and Sale of Fund Shares | Class I	10.03%	0.23%
Russell 2000® Value Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class A	14.65%	(0.30%)	Jul. 01, 2021
Russell 2000® Value Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class I	14.65%	1.36%	Apr. 27, 2021
Russell 2000® Value Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class R6	14.65%	(0.30%)	Jul. 01, 2021
Russell 2000® Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class A	16.93%	(3.75%)	Jul. 01, 2021
Russell 2000® Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class I	16.93%	(1.93%)	Apr. 27, 2021
Russell 2000® Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class R6	16.93%	(3.75%)	Jul. 01, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Class A	26.29%	5.93%	Jul. 01, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Class I	26.29%	8.57%	Apr. 27, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Class R6	26.29%	5.93%	Jul. 01, 2021